PRINCIPAL ACCOUNTING POLICIES - Summary financial information of the VIEs (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Financial information of the group's VIEs
Cash and cash equivalents	¥ 19,818.0		¥ 18,096.0	¥ 19,900.0	$ 3,110
Short-term investments	29,566.0		24,820.0		4,640
Accounts receivables	4,649.0		4,119.0		729
Prepayments and other current assets	9,032.0		7,855.0		1,418
Total assets	191,859.0		187,249.0		30,107
Short-term debt	10.3
Accounts payable	6,019.0		4,506.0		945
Advance from customers	7,535.0		7,605.0		1,182
Other payables and accruals	7,301.0		7,123.0		1,145
Total liabilities	81,403.0		85,682.0		$ 12,774
Cost of revenues	4,598.0	$ 721	4,031.0	7,372.0
Net income/(loss)	(645.0)	(101)	(3,269.0)	6,998.0
Net cash (used in)/provided by operating activities	2,475.0	388	(3,823.0)	7,333.0
Net cash provided by investing activities	(4,148.0)	(651)	(3,821.0)	(2,413.0)
Net cash provided by/(used in) financing activities	3,919.0	$ 615	6,025.0	(9,256.0)
Variable interest entities
Financial information of the group's VIEs
Amount of registered capital and PRC statutory reserves of VIEs	2,000.0
Cash and cash equivalents	7,084.0		7,011.0
Short-term investments	1,612.0		2,529.0
Accounts receivables	2,480.0		2,728.0
Prepayments and other current assets	2,208.0		3,474.0
Investments (non-current)	3,980.0		5,924.0
Total assets	28,122.0		32,084.0
Less: Inter-company receivables (Note i)	(8,810.0)		(8,690.0)
Total assets excluding inter-company receivables	19,312.0		23,394.0
Short-term debt	5,310.0		3,737.0
Accounts payable	1,944.0		1,753.0
Advance from customers	1,892.0		1,723.0
Other payables and accruals	2,473.0		1,944.0
Total liabilities	25,045.0		28,560.0
Less: Inter-company payables	(12,946.0)		(18,555.0)
Total liabilities excluding inter-company payables	12,099.0		10,005.0
Net revenues	6,035.0		6,513.0	9,572.0
Cost of revenues	2,557.0		2,471.0	3,627.0
Net income/(loss)	(119.0)		(254.0)	89.0
Net income before the deduction of inter-company consulting fee charges	1,500.0		1,500.0	1,700.0
Net cash (used in)/provided by operating activities	1,271.0		(597.0)	(517.0)
Net cash provided by investing activities	618.0		349.0	58.0
Net cash provided by/(used in) financing activities	(1,566.0)		255.0	144.0
Service fees paid by VIEs	¥ 1,700.0		¥ 1,700.0	¥ 1,600.0
Variable interest entities | Revenue | Revenue from Rights Concentration Risk [Member]
Financial information of the group's VIEs
Revenues as a percent of total	30.00%	30.00%